Note 49 - Invesment Funds (Tables)	12 Months Ended
Dec. 31, 2018
Investment Funds Abstract
Table of Investment Funds
	EQUITY AS OF
INVESTMENT FUNDS	December 31, 2018	December 31, 2017	January 1, 2017
FBA Renta Pesos	15,883,270	7,330,714	4,808,996
FBA Ahorro Pesos	6,302,409	22,453,715	20,765,298
FBA Bonos Argentina	4,011,931	8,271,505	5,146,478
FBA Renta Fija Dólar	3,747,771	5,273,063	-
FBA Renta Fija Dólar Plus	1,582,891	5,361,984	-
FBA Horizonte	1,309,573	468,276	465,064
FBA Calificado	381,258	911,912	725,427
FBA Acciones Argentinas	371,680	908,803	65,584
FBA Acciones Latinoamericanas	363,493	286,236	186,835
FBA Renta Fija Plus (ex FBA Commodities)	219,981	350,968	-
FBA Horizonte Plus	94,620	116,599	-
FBA Renta Mixta	83,995	483,948	16,684
FBA Retorno Total II	65,690	50,973	-
FBA Retorno Total I	57,549	13,442	-
FBA Bonos Latam	36,718	48,045	-
FBA Bonos Globales	34,199	10,095	520
FBA Bonos Pesos Plus	15,974	17,561	18,578
FBA Renta Pública I	1,060	-	-
FBA Renta Fija Local	1,060	-	-
FBA Brasil I	1,059	-	-
FBA Renta Pública II	377	-	-
TOTAL	34,566,558	52,357,839	32,199,464